Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	5,333,000
Weighted average exercise price outstanding, beginning balance	$ 17.54	$ 14.16
Number of shares, granted	543,903	592,829
Weighted average exercise price, granted	$ 20.26
Number of shares, exercised	(2,398,000)
Weighted average exercise price, exercised	$ 10.59
Number of shares, forfeited and cancelled	(46,000)
Weighted average exercise price, forfeited and cancelled	$ 20.19
Number of shares, expired	(39,000)
Weighted average exercise price, expired	$ 16.93
Number of shares outstanding, ending balance	3,394,000	5,333,000
Weighted average exercise price outstanding, ending balance	$ 17.54	$ 14.16
Weighted average remaining contractual term outstanding, ending balance	5 years 6 months 21 days
Aggregate intrinsic value outstanding, ending balance	$ 21,265
Number of shares exercisable, ending balance	2,321,000	4,300,000	5,500,000
Weighted average exercise price exercisable, ending balance	$ 16.99	$ 13.18	$ 12.37
Weighted average remaining contractual term exercisable, ending balance	4 years 2 months 10 days
Aggregate intrinsic value exercisable, ending balance	15,823
Number of shares vested and expected to vest, ending balance	3,344,000
Weighted average exercise price vested and expected to vest, ending balance	$ 17.54
Weighted average remaining contractual term vested and expected to vest, ending balance	5 years 6 months 5 days
Aggregate intrinsic value vested and expected to vest, ending balance	21,004
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term outstanding, ending balance	2 years 11 months 18 days
Number of shares outstanding, beginning balance	6,921,000
Restricted stock units, granted	4,296,000
Restricted stock units vested	(1,097,000)
Restricted stock units, forfeited and cancelled	(424,000)
Number of shares outstanding, ending balance	9,696,000
Aggregate intrinsic value outstanding, ending balance	231,002
Number of shares vested and expected to vest, ending balance	8,561,000
Weighted average contractual term vested and expected to vest, ending balance	2 years 9 months 24 days
Aggregate intrinsic value vested and expected to vest, ending balance	$ 202,524